Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2026
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
18. Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests in fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	2024	2025	2026
Beginning Balance	¥945	¥2,645	¥3,432
Contribution to subsidiary	0	0	45,708
Transaction with noncontrolling interests	2,122	1,963	2,108
Adjustment of redeemable noncontrolling interests to redemption value	0	0	0
Comprehensive income (loss)
Net Income (loss)	137	394	(758)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	10	0	(12)
Net change of foreign currency translation adjustments	203	(50)	3,543
Total other comprehensive income (loss)	213	(50)	3,531
Comprehensive income (loss)	350	344	2,773
Dividends	(772)	(1,520)	(3,278)

Ending Balance	¥2,645	¥3,432	¥50,743